Business acquisition and deconsolidation - Consideration paid for acquisitions (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2024 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)
Recognized amounts of identifiable assets acquired and liabilities assumed
Redeemable non-controlling interest arising from business acquisition		¥ (48,962)
Noncontrolling interests in Zhejiang location		(12,555)	¥ (5,325)
Goodwill		¥ 362,399		¥ 274,326	$ 39,228
Zhejiang Location Information Technology Co., Ltd
Consideration
Cash	¥ 43,795
Contingent consideration arrangement	32,090
Fair value of total consideration transferred	75,885
Recognized amounts of identifiable assets acquired and liabilities assumed
Total assets	117,035
Total liabilities	(36,502)
Total net assets	80,533
Redeemable non-controlling interest arising from business acquisition	(48,962)
Noncontrolling interests in Zhejiang location	(12,555)
Goodwill	56,869
Total consideration	¥ 75,885